Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Changes in the Carrying Amount of The Company’s Intangible Assets

The following table presents the changes in the carrying amount of the Company’s intangible assets for the year ended December 31, 2025:

U.S. dollars in thousands

Balance as of December 31, 2024	$2,884

Amortization	(300)
Impairment	(37)

Balance as of December 31, 2025	$2,547